ALLOWANCE FOR LOAN LOSSES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses [Roll Forward]
Beginning Balance	$ 5,041	$ 4,501	$ 4,501	$ 3,980
Charge-offs	(303)	(180)	(651)	(508)
Recoveries	16	41	159	204
Provisions	245	324	1,032	825
Ending Balance	4,999	4,686	5,041	4,501
Ending balance: related to loans individually evaluated for impairment	1,341	1,061	1,036	923
Ending balance: related to loans collectively evaluated for impairment	3,658	3,625	4,005	3,578
Loans receivable, ending balance	347,877	338,517	341,333	333,294
Ending balance: individually evaluated for impairment	8,289	8,149	5,740	6,667
Ending balance: collectively evaluated for impairment	339,588	330,368	335,592	326,627
1-4 Family First Lien Residential Mortgage
Allowance for loan losses [Roll Forward]
Beginning Balance	649	811	811	664
Charge-offs	(12)	(12)	(153)	(108)
Recoveries		12	47	75
Provisions	(33)	17	(56)	180
Ending Balance	604	828	649	811
Ending balance: related to loans individually evaluated for impairment	57	172	59	215
Ending balance: related to loans collectively evaluated for impairment	547	656	590	596
Loans receivable, ending balance	167,145	177,411	166,298	173,955
Ending balance: individually evaluated for impairment	1,354	2,370	952	2,151
Ending balance: collectively evaluated for impairment	165,791	175,041	165,346	171,804
Residential Construction Mortgage
Allowance for loan losses [Roll Forward]
Beginning Balance
Charge-offs
Recoveries
Provisions
Ending Balance
Ending balance: related to loans individually evaluated for impairment
Ending balance: related to loans collectively evaluated for impairment
Loans receivable, ending balance	1,208	778	1,982	2,655
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,208	778	1,982	2,655
Commercial Real Estate
Allowance for loan losses [Roll Forward]
Beginning Balance	2,302	1,748	1,748	1,346
Charge-offs	(47)		(46)	(142)
Recoveries			19	14
Provisions	181	147	581	530
Ending Balance	2,436	1,895	2,302	1,748
Ending balance: related to loans individually evaluated for impairment	742	451	649	401
Ending balance: related to loans collectively evaluated for impairment	1,694	1,444	1,653	1,347
Loans receivable, ending balance	102,559	84,308	95,536	82,329
Ending balance: individually evaluated for impairment	5,399	3,852	3,541	2,736
Ending balance: collectively evaluated for impairment	97,160	80,456	91,995	79,593
Commercial Lines of Credit
Allowance for loan losses [Roll Forward]
Beginning Balance	397	440	440	463
Charge-offs	(85)	(49)	(124)
Recoveries	2		22	50
Provisions	209	82	59	(73)
Ending Balance	523	473	397	440
Ending balance: related to loans individually evaluated for impairment	233	100	135
Ending balance: related to loans collectively evaluated for impairment	290	373	262	440
Loans receivable, ending balance	14,883	13,461	14,444	13,748
Ending balance: individually evaluated for impairment	476	456	381	358
Ending balance: collectively evaluated for impairment	14,407	13,005	14,063	13,390
Other Commercial and Industrial Loans
Allowance for loan losses [Roll Forward]
Beginning Balance	834	750	750	649
Charge-offs	(58)	(10)	(149)	(89)
Recoveries	1
Provisions	197	114	233	190
Ending Balance	974	854	834	750
Ending balance: related to loans individually evaluated for impairment	226	242	107	207
Ending balance: related to loans collectively evaluated for impairment	748	612	727	543
Loans receivable, ending balance	33,949	32,826	32,675	31,477
Ending balance: individually evaluated for impairment	604	836	405	882
Ending balance: collectively evaluated for impairment	33,345	31,990	32,269	30,595
Municipal
Allowance for loan losses [Roll Forward]
Beginning Balance	2	2	2	2
Charge-offs
Recoveries
Provisions	(1)
Ending Balance	1	2	2	2
Ending balance: related to loans individually evaluated for impairment
Ending balance: related to loans collectively evaluated for impairment	1	2	2	2
Loans receivable, ending balance	2,781	4,538	5,122	3,588
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	2,781	4,538	5,122	3,588
Home Equity and Junior Liens
Allowance for loan losses [Roll Forward]
Beginning Balance	433	494	494	501
Charge-offs	(50)	(81)	(81)	(8)
Recoveries		13	19	6
Provisions	49	63	1	(5)
Ending Balance	432	489	433	494
Ending balance: related to loans individually evaluated for impairment	81	93	84	95
Ending balance: related to loans collectively evaluated for impairment	351	396	349	399
Loans receivable, ending balance	21,387	21,552	21,110	22,073
Ending balance: individually evaluated for impairment	454	632	459	535
Ending balance: collectively evaluated for impairment	20,933	20,920	20,651	21,538
Other Consumer
Allowance for loan losses [Roll Forward]
Beginning Balance	136	168	168	162
Charge-offs	(51)	(28)	(98)	(161)
Recoveries	13	16	52	59
Provisions	4	(17)	14	108
Ending Balance	102	139	136	168
Ending balance: related to loans individually evaluated for impairment	2	3	2	5
Ending balance: related to loans collectively evaluated for impairment	100	136	134	163
Loans receivable, ending balance	3,965	3,643	4,166	3,469
Ending balance: individually evaluated for impairment	2	3	2	5
Ending balance: collectively evaluated for impairment	3,963	3,640	4,164	3,464
Unallocated
Allowance for loan losses [Roll Forward]
Beginning Balance	288	88	88	193
Charge-offs
Recoveries
Provisions	(361)	(82)	200	(105)
Ending Balance	(73)	6	288	88
Ending balance: related to loans individually evaluated for impairment
Ending balance: related to loans collectively evaluated for impairment	$ (73)	$ 6	$ 288	$ 88